Note 12 - Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Reconciliation income tax benefit
	September 30,		December 31,
	2012		2011

Federal and state statutory rate	35%		35%
Change in valuation allowance on deferred tax assets	(35%	)	(35%	)